INCOME TAXES	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
INCOME TAXES

8.  INCOME TAXES

The Company has incurred losses since inception, which have generated net operating loss carryforwards.  The net operating loss carryforwards arise from United States sources.  The net operating losses for the 2019 taxable year and through August 9, 2020 have been recorded on the Form 1040, Schedule C of the founder. The net operating losses for August 10, 2020 to December 31, 2020 are reported on Form 1065 U.S. Return of Partnership Income for the founder and partners.